Preferred Stock and warrants - Additional Information (Detail)			1 Months Ended	12 Months Ended
	Sep. 21, 2020 USD ($) shares	Sep. 18, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares
Redeemable Preferred Stock And Warrants [Line Items]
Debt amount that can be incurred in terms of number of times the product of earnings before interest tax depreciation and amortisation				0.010
Adjustments to additional paid in capital warrant issue of warrants				$ 56,339,000
Temporary equity period during which the value is accreted to its redemption worth				5 years
Adjustments to additional paid in capital accretion to temporary equity				$ (78,000)
Adjustments to additional paid in capital accretion of dividends on temporary equity				$ (4,212,000)
Number of shares of common stock issuable for each share of temporary equity converted				108.1081
Dividend paid [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Dividends				$ 553,000
Catterton investment agreement [Member] | LLCA Daylight LP [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Class of warrants or rights excercise price of warrant per share | $ / shares				$ 0.01
Class of warrants or rights expiry date				Sep. 18, 2030
Penny warrants [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Payment of stock issuance costs				$ 3,604,000
Adjustments to additional paid in capital warrant issue of warrants				$ 56,339,000
Penny warrants [Member] | Catterton investment agreement [Member] | LLCA Daylight LP [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Class or warrants or rights number of warrants issued during the period warrants | shares		11,000,000
Class of warrants or rights number of securities called by the warrants or rights | shares				11,000,000
Class of warrants or rights outstanding term				10 years
Series A redeemable non convertible preferred stock [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Payment of stock issuance costs				$ 5,415,000
Temporary equity dividend rate			10.00%
Temporary equity frequency of payment of compound interest on accumulated dividends			semi-annually
Temporary equity liquidation preference per share | $ / shares				$ 1,000
Redeemable equity preferred amount at fair value				$ 84,643,000
Temporary equity liquidation preference				150,000,000
Adjustments to additional paid in capital accretion to temporary equity				2,831,000
Temporary equity redemption value				91,686,000
Adjustments to additional paid in capital accretion of dividends on temporary equity				4,212,000
Redeemable non controlling interest equity preferred carrying amount				$ 91,686,000
Series A redeemable non convertible preferred stock [Member] | After 3 years but not later than 4 years from the issue closing date [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share				105.00%
Series A redeemable non convertible preferred stock [Member] | After 4 years but not later than 5 years from the issue closing date [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share				102.50%
Series A redeemable non convertible preferred stock [Member] | Later than years from the issue closing date [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share				110.00%
Series A redeemable non convertible preferred stock [Member] | On dividends declared and unpaid [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity compound interest payable on accumulated dividends				10.00%
Series A redeemable non convertible preferred stock [Member] | On dividends not delcated [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity compound interest payable on accumulated dividends				10.00%
Series A redeemable non convertible preferred stock [Member] | Catterton investment agreement [Member] | LLCA Daylight LP [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity shares issued during the period shares | shares		150,000
Temporary equity share no par value | $ / shares				$ 0
Maximum amount that Can be incurred by way of Debt				$ 60,000,000
Percentage of the total fair value of assets that can be transferred without the consent of the investors of temporary equity				10.00%
Series A redeemable non convertible preferred stock [Member] | Catterton investment agreement [Member] | LLCA Daylight LP [Member] | Change of control in the company [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share				110.00%
Series A redeemable non convertible preferred stock [Member] | Catterton investment agreement [Member] | LLCA Daylight LP [Member] | Minimum [member] | Investor nominate directors to continue [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity percentage of the total shares acquired by the investors held by them				50.00%
Series A redeemable non convertible preferred stock and penny warrants [Member] | Catterton investment agreement [Member] | LLCA Daylight LP [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity stock shares issued during the period and warrants or rights issued during the period value		$ 150,000
Payment of stock issuance costs		$ 2,250,000
Series B redeemable convertible preferred stock [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Proceeds from the investment			$ 50,000,000
Temporary equity issuance costs			$ 3,300,000
Redeemable non controlling interest equity preferred carrying amount				$ 46,700,000
Temporary equity undeclared dividends				$ 0
Series B redeemable convertible preferred stock [Member] | Waha investment agreement [Member] | Waha Latam Investments Limited [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity shares issued during the period shares | shares	50,000
Temporary equity share no par value | $ / shares				$ 0
Payment of stock issuance costs				$ 1,000,000
Temporary equity dividend rate			4.00%
Temporary equity terms of payment of dividend			payable quarterly in arrears
Temporary equity shares issued during the period value	$ 50,000
Temporary equity converison price per share | $ / shares				$ 9.251
Series B redeemable convertible preferred stock [Member] | Waha investment agreement [Member] | Waha Latam Investments Limited [Member] | More than 3 years and Within 5 years from the closure of issue of temporary equity [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Voume weighted average price per share | $ / shares		$ 13.88
Volume weighted average price per share as a percentage of initial conversion price			(150.00%)
Percentage of conversion amount of redeemable preferred shares for conversion base			105.00%
Series B redeemable convertible preferred stock [Member] | Waha investment agreement [Member] | Waha Latam Investments Limited [Member] | More than 5 years and Within 7 years from the closure of issue of temporary equity [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Voume weighted average price per share | $ / shares				$ 12.49
Volume weighted average price per share as a percentage of initial conversion price				(135.00%)
Percentage of conversion amount of redeemable preferred shares for conversion base				105.00%
Series B redeemable convertible preferred stock [Member] | Waha investment agreement [Member] | Waha Latam Investments Limited [Member] | Minimum [member] | For further issuance of preference share at par with temporary equity [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity percentage of the total shares acquired by the investors held by them				50.00%
Series B redeemable convertible preferred stock [Member] | Waha investment agreement [Member] | Waha Latam Investments Limited [Member] | Minimum [member] | Investor nominate directors to continue [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity percentage of the total shares acquired by the investors held by them				50.00%
Percentage of the common stock shares to be held by the investors on converison of temporary equity				50.00%
Series B redeemable convertible preferred stock [Member] | Waha investment agreement [Member] | Waha Latam Investments Limited [Member] | 7 years or more from the closure of issue of temporary equity [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity initial stated value per share | $ / shares				$ 1,000
Series B redeemable convertible preferred stock [Member] | Waha investment agreement [Member] | Waha Latam Investments Limited [Member] | 7 years or more from the closure of issue of temporary equity [Member] | Within seven years from the issue closing date of temporary equity issue change of control occurs [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share				110.00%
Series B redeemable convertible preferred stock [Member] | Waha investment agreement [Member] | Waha Latam Investments Limited [Member] | 7 years or more from the closure of issue of temporary equity [Member] | After seven years from the issue closing date of temporary equity issue change of control occurs [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of initial value per share | $ / shares				$ 100.0
Common stock [Member] | Catterton investment agreement [Member] | LLCA Daylight LP [Member] | Minimum [member] | Investor nominate directors to continue [Member]
Redeemable Preferred Stock And Warrants [Line Items]
Common stock holding as percentage of common stock shares underlying warrants acquired by the investors				50.00%